Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax effect of temporary differences
Compensation and benefits				SFr 950	SFr 944
Loans				341	192
Investment securities				1,437	1,986
Provisions				769	582
Leasing				302
Derivatives				72	65
Real estate				183	278
Net operating loss carry-forwards				5,657	6,142
Net operating loss carry-forwards, after allocation of valuation allowances				1,437	1,632
Goodwill and intangible assets				394	497
Other				66	197
Gross deferred tax assets before valuation allowance				10,171	10,883
Less valuation allowance	SFr (3,957)	SFr (4,224)	SFr (4,168)	(4,067)	(3,957)	SFr (4,224)
Gross deferred tax assets net of valuation allowance				6,104	6,926
Compensation and benefits				(301)	(257)
Loans				(108)	(87)
Investment securities				(502)	(1,170)
Provisions				(336)	(368)
Business combinations				0	(1)
Derivatives				(214)	(214)
Leasing				(267)
Real estate				(35)	(56)
Other				(171)	(154)
Gross deferred tax liabilities				(1,934)	(2,307)
Net deferred tax assets				4,170	4,619
Net deferred tax assets change	(449)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	232
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(64)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				530
Net operating loss carry-forwards
Due to expire within 1 year				8
Due to expire within 2 to 5 years				6,980
Due to expire within 6 to 10 years				3,350
Due to expire within 11 to 20 years				6,172
Amount due to expire				16,510
Amount not due to expire				17,634
Total net operating loss carry-forwards				34,144
Movements in the valuation allowance
Balance at beginning of period	3,957	4,224	4,168
Net changes	110	(267)	56
Balance at end of period	4,067	3,957	4,224
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	256	236	310
Movements in gross unrecognized tax benefits
Balance at beginning of period	574	481	401
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	27	10	131
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(64)	(2)	(95)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	105	112	117
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	0	(73)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(35)	(4)	(3)
Other (including foreign currency translation)	(12)	(23)	3
Balance at end of period	595	574	481
of which, if recognized, would affect the effective tax rate				595	574	481
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations			SFr 30
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets				77	87	SFr 115
Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	(87)
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	(606)	(584)		(606)	(584)
Net deferred tax assets				SFr 3,855	SFr 4,175
Movements in the valuation allowance
Balance at beginning of period	584
Balance at end of period	SFr 606	SFr 584